INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2021
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS

17. INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS

The Company’s chief operating decision maker (“CODM”) is the management committee including its CEO, COO and a group of CEO direct reports. The Company reports its financial performance based on the following reportable segments: Search and Portal, Ride-hailing, Yandex Drive, FoodTech, Delivery, Yandex Market (after its consolidation effective July 24, 2020), Media Services and Classifieds. The results of the Company’s remaining operating segments, including self-driving vehicles business (“Yandex SDG”), Zen, Yandex Cloud, Yandex Education, Devices, FinTech, Yandex Uslugi (“Services”) and Yandex Lavka experiments in international markets, that do not meet the quantitative or the qualitative thresholds for disclosure, are combined into the other category defined as Other Business Units and Initiatives which is shown separately from the reportable segments and reconciling items.

Starting 2021, the Company introduced the following changes to its segments under which the Company reported quarterly financial results previously, in order to better reflect operational performance of businesses:

●	The Company transferred Devices and Yandex TV from Search and Portal to the Other Business Units and Initiatives segment;
●	The Company transferred Geo from the Other Business Units and Initiatives segment to Search and Portal;
●	The Company transferred Yandex Uslugi (“Services”) from Search and Portal to the Other Business Units and Initiatives segment;
●	Taxi segment was divided into Ride-hailing, Yandex Drive, FoodTech and Delivery, which constitute separate reportable segments.

These changes ensure consistency with internal reporting. Changes are applied retroactively to all periods presented.

Reportable segments derive revenues from the following services:

●	Search and Portal, which includes Search, Geo, Yandex 360, Weather, News, Travel, Alice voice assistant and a number of other services offered in Russia, Belarus and Kazakhstan;
●	Ride-hailing, which includes Yandex Taxi in Russia and 19 other countries across CIS and EMEA, and Uber in Russia and CIS;
●	Yandex Drive segment represents car-sharing business;
●	FoodTech includes Yandex Eats, ready-to-eat and grocery delivery service; and Yandex Lavka, hyperlocal convenience store delivery service;
●	Yandex Delivery (Logistics) segment represents last mile logistics solution for individuals and and enterprises;
●	The Yandex Market segment includes e-commerce marketplace and several small experiments;
●	The Media Services segment includes the subscription service Yandex Plus, Yandex Music, KinoPoisk, Yandex Afisha and production center Yandex Studio; and
●	The Classifieds segment includes Auto.ru, Yandex Realty and Yandex Rent.

Operating segments of the Company may integrate products managed by other operating segments into their services, for which they pay royalties or other types of compensation. Such compensations represent intersegment transactions, which are included in revenues of the reportable segments presented below. The Company considers it to be impracticable to separately present revenues from external customers and intersegment transactions for each reportable segment as such information is not readily available and is not presented to the CODM. The Company accounts for intersegment revenues as if the services were provided to third parties, that is, at the level approximating current market prices.

The measures of the segments’ profits and losses that are used by the CODM to assess segment performance and decide how to allocate resources are presented below. At the end of 2021, adjusted EBITDA was the most important measurement of the reportable segments’ profits or losses used by the CODM. The Company changed the presentation of the measurement of the reportable segments’ profits or losses for the reporting and comparative periods, accordingly. Each segment’s assets and capital expenditures are not reviewed by the CODM.

The table below presents information about reported segments’ revenues and adjusted EBITDA:

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Search and Portal:
Revenues	122,813	124,810	165,235	2,224.1
Adjusted EBITDA	58,415	60,719	79,579	1,071.2
Ride-hailing:
Revenues	34,460	40,719	73,024	982.9
Adjusted EBITDA	5,017	9,892	22,266	299.7
FoodTech:
Revenues	3,582	16,663	37,652	506.8
Adjusted EBITDA	(2,765)	(3,841)	(10,591)	(142.6)
Yandex Market:
Revenues	—	13,867	35,288	475.0
Adjusted EBITDA	—	(4,113)	(40,451)	(544.5)
Media Services:
Revenues	3,867	7,807	18,408	247.8
Adjusted EBITDA	(2,202)	(3,735)	(6,464)	(87.0)
Yandex Delivery:
Revenues	—	3,083	12,912	173.8
Adjusted EBITDA	—	(837)	(902)	(12.1)
Yandex Drive:
Revenues	7,545	8,525	12,367	166.5
Adjusted EBITDA	(2,143)	(1,777)	1,199	16.1
Classifieds:
Revenues	5,390	5,778	8,158	109.8
Adjusted EBITDA	310	1,070	2,066	27.8
Other Business Units and Initiatives:
Revenues	6,043	11,105	24,082	324.2
Adjusted EBITDA	(5,866)	(8,294)	(14,874)	(200.2)
Total segment revenues:	183,700	232,357	387,126	5,210.9
Total segment adjusted EBITDA:	50,766	49,084	31,828	428.4
Eliminations:
Revenues	(8,309)	(14,013)	(30,955)	(416.7)
Adjusted EBITDA	138	264	315	4.2
Total:
Revenues from external customers	175,391	218,344	356,171	4,794.2
Adjusted EBITDA	50,904	49,348	32,143	432.6

The reconciliation between adjusted EBITDA and income/(loss) before income tax expense is as follows:

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Total adjusted EBITDA	50,904	49,348	32,143	432.6
Less: depreciation and amortization	(14,777)	(17,687)	(24,111)	(324.5)
Less: share-based compensation expense	(9,855)	(15,728)	(20,829)	(280.4)
Add: interest income	3,315	3,869	4,615	62.1
Less: interest expense	(74)	(2,373)	(3,711)	(50.0)
Less: loss/(income) from equity method investments	(3,886)	(2,175)	6,367	85.7
Add: other income/(loss), net	(1,194)	2,321	(1,217)	(16.3)
Add: effect of Yandex Market consolidation	—	19,230	—	—
Less: compensation expense related to contingent consideration	(38)	—	(471)	(6.3)
Less: one-off restructuring cost	(912)	(262)	(9)	(0.1)
Less: goodwill impairment	(762)	—	—	—
Income/(loss) before income tax expense	22,721	36,543	(7,223)	(97.2)

The Company’s revenues consisted of the following:

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Online advertising revenues(1)	121,738	126,450	166,618	2,242.7
Revenues related to MLU businesses, excluding sales of goods	44,636	57,516	101,402	1,364.9
Revenues related to sales of goods	2,145	20,145	55,910	752.6
Other revenues	6,872	14,233	32,241	434.0
Total revenues	175,391	218,344	356,171	4,794.2
(1)	The Company records revenue net of VAT, advertising bonuses and discounts.

Revenues disaggregated by geography, based on the billing address of the customer, consisted of the following:

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Revenues:
Russia	162,958	204,205	334,406	4,501.2
Rest of the world	12,433	14,139	21,765	293.0
Total revenues	175,391	218,344	356,171	4,794.2

The following table sets forth long-lived assets other than financial instruments and deferred tax assets by geographic area:

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Long-lived assets:
Russia	131,267	208,514	279,934	3,768.0
Finland	5,668	8,307	8,135	109.5
Rest of the world	1,135	1,692	3,772	50.8
Total long-lived assets	138,070	218,513	291,841	3,928.3